Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 5,049,421	$ (1,960,956)	$ 2,140,670
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	328,948	320,308	297,069
Amortization of intangible assets	1,065,373	1,168,358	517,902
Amortization of right of use assets- operating leases	861,508	839,152	662,748
Amortization of right of use assets- operating lease, a related party			3,396
Amortization of right of use assets- finance leases	113,207	43,900	26,556
(Recovery from) provision for credit loss and doubtful accounts	(195,604)	484,247	334,052
Loss from disposal of property and equipment		57,202
Deferred taxes benefit	(233,848)	(669,869)	(253,166)
Change in fair value of contingent consideration for acquisition	545,428	272,029	932,152
Change in fair value of convertible notes and derivative liabilities	(4,875,420)
Change in operating assets and liabilities
Accounts receivables	(6,553,616)	(688,981)	(8,469,244)
Inventories	(987,139)	(1,614,310)	(97,791)
Indefinite-lived intangible assets	(7,457,563)	3,679,922	(7,935,920)
Other receivable and other current assets	(1,078,716)	298,028	(604,789)
Amount due from related parties	(378,330)
Prepayments	(636,796)	(3,418,619)	438,951
Prepayments, a related party	(3,000,000)		1,525,280
Accounts payable	21,091,971	(1,521,354)	3,946,276
Accounts payable, a related party	(2,000,144)	2,501,759	2,153,601
Contract liabilities	294,594	(153,395)	(70,035)
Other payables and accrued liabilities	(11,884,607)	2,456,933	302,825
Operating Lease Liabilities	(851,010)	(803,335)	(657,410)
Operating Lease Liabilities, related parties			(3,363)
Income tax payables	473,709	25,277	444,370
Net cash (used in) provided by operating activities	(10,308,634)	1,316,296	(4,365,870)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of equipment	(161,403)	(277,645)	(538,361)
Cash paid for contingent consideration for acquisition	(435,385)	(540,496)	(6,122)
Cash paid in business combinations, net of cash acquired		37,517
Loan to third party	(381,381)
Acquisition of long-term investment	(5,364,229)		(71,045)
Net cash used in investing activities	(6,342,398)	(780,624)	(615,528)
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash paid for redemption of ordinary shares		(163,905)
Proceeds from bank loans	31,736,150	24,221,605	8,824,486
Repayments to bank loans	(28,835,340)	(25,419,912)	(2,482,844)
Proceeds from convertible notes	33,025,000
Loan from related party		3,954,657	78,362
Advance to related parties		(1,382,616)	(2,027,725)
Repayments to related parties	(1,617,045)
Principal payments of finance lease liabilities	(63,429)	(174,062)	(33,069)
Proceeds from reverse recapitalization, net of payments of transaction costs	611,708
Cash paid to acquire additional controlling interest in a subsidiary	(600,000)
Payments of deferred merger costs	(699,598)	(900,531)
Net cash provided by financing activities	33,557,446	135,236	4,359,210
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS, AND RESTRICTED CASH	138,564	(168,777)	(27,696)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS, AND RESTRICTED CASH	17,044,978	502,131	(649,884)
CASH AND CASH EQUIVALENTS, AND RESTRICTED CASH, beginning of year	4,333,737	3,831,606	4,481,490
CASH AND CASH EQUIVALENTS, AND RESTRICTED CASH, end of year	21,378,715	4,333,737	3,831,606
SUPPLEMENTAL CASH FLOWS INFORMATION
Income taxes paid	910,450	723,160	795,551
Interest paid	597,111	507,803	191,163
SUPPLEMENTAL NON-CASH FLOWS INFORMATION
Fair value of share issuance in acquisition of a subsidiary		687,348
Accretion of change in fair value of ordinary shares subject to possible redemption		12,652
Recognition of initial right-of-use assets and lease liabilities		1,512,807	123,014
Right-of-use assets in exchange for operating lease liabilities	169,655
Recognition of non-controlling interest from acquisition of subsidiaries		564,546	2,590,000
Recognition of acquisition payable for acquiring 2Game			4,293,000
Share issuance for acquisition payable		266,214
Deferred merger costs included in other payables and accrued liabilities		167,426
Reclassification of redeemable ordinary shares from mezzanine to permanent equity	700,000
Recognition of derivative asset from acquisition of additional controlling interest of subsidiaries	269,119
Acquisition of additional interest in a subsidiary through recognition of payable	600,000
Shares issuance for partial settlement of contingent consideration for acquisition	2,633,450
Issuance of ordinary shares upon conversion of convertible notes	25,063,061
Issuance of ordinary share upon the reverse recapitalization	10,081,212
Recognition of incremental fair value of warrants upon the reverse recapitalization	12,014
Reclassification of deferred merger costs to additional paid-in capital	1,713,953
Deferred investment consideration payable	7,500,000
Cash and cash equivalents	18,247,380	2,677,059	2,543,045
Restricted cash	3,131,335	1,656,678	1,288,561
Total cash and cash equivalents, and restricted cash	$ 21,378,715	$ 4,333,737	$ 3,831,606